LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING EXPENSES AND IMPAIRMENT (Tables)	0 Months Ended
Sep. 30, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment:

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,

	U.S. $ in millions
	2011	2010	2011	2010
Restructuring expenses	$29	$21	$89	$34
Impairment of long-lived assets	16	27	30	30
Acquisition expenses	7	6	17	21
Legal settlements and reserves	(1)	(1)	216	(7)

Total	$51	$53	$352	$78